Oct. 31, 2016
Federated Municipal High Yield Advantage Fund

A Portfolio of Federated Municipal Securities Income Trust

CLASS A SHARES (TICKER FMOAX)
CLASS B SHARES (TICKER FMOBX)
CLASS C SHARES (TICKER FMNCX)
CLASS F SHARES (TICKER FHTFX)
INSTITUTIONAL SHARES (TICKER FMYIX)

SUPPLEMENT TO PROSPECTUS DATED OCTOBER 31, 2016

1. Under the section entitled "Fund Summary Information," please add the following to the end of the "Risk/Return Summary: Fees and Expenses" introductory paragraph:

"If you purchase the Fund's IS Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below."